Offerings	Jun. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share:
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	6.4280
Maximum Aggregate Offering Price	$ 12,856,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,775.41
Offering Note	Represents additional shares of common stock, $0.001 par value per share (“Common Stock”), of Relmada Therapeutics, Inc. (the “Company”) reserved for issuance under the Company’s 2021 Equity Incentive Plan (as amended, the “2021 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2021 Plan and shares that may become issuable under the 2021 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares and shares issuable pursuant to stock option awards outstanding under the 2021 Plan.

Estimated pursuant to Rule 457(h) solely for purposes of calculating the aggregate offering price and the amount of the registration fee based upon a weighted average of the exercise prices of outstanding options previously granted.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share:
Amount Registered | shares	8,328,908
Proposed Maximum Offering Price per Unit	6.4280
Maximum Aggregate Offering Price	$ 53,538,220.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,393.63
Offering Note	Represents additional shares of common stock, $0.001 par value per share (“Common Stock”), of Relmada Therapeutics, Inc. (the “Company”) reserved for issuance under the Company’s 2021 Equity Incentive Plan (as amended, the “2021 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2021 Plan and shares that may become issuable under the 2021 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares and shares issuable pursuant to stock option awards available for future awards under the 2021 Plan.

Estimated solely for the purpose of calculating the registration fee computed pursuant to Rule 457(c) and (h), upon the average of the high and low prices of the Company’s common stock of $6.428, quoted on the Nasdaq stock Market on 16, 2026.